OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Sep. 30, 2015
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Disclosure [Text Block]
NOTE 6. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Advances to employees	$16	$665
Deposits on projects	20	148
Prepayment to suppliers	69	271
Others	47	-
Total	$152	$1,084

The decreased in advances to employees was due to decreased amount advanced to certain employees for operating activities of the Company, including purchasing raw materials, manufacturing, distributing, advertising and shipping the products as of September 30, 2015.

The prepayment to suppliers decreased to approximately $0.2 million as September 30, 2015, comparing to $0.3 million as of September 30, 2014, primarily due to the fact that Jingbian integration project with Hualu Engineering & Technology Co., Ltd was completed by the end of 2014, and the Company had lower amount under its purchase contract comparing to the same period last year.